Note 24 Provisions for pensions and similar obligations changes over the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Changes over the year for provisions for pensions and similar obligation [Line Items]
Provison for pensions and other post employment obligations		€ 3,006	€ 3,098	[1]	€ 4,208
Charges to income for the year provisions for pensions and similar obligations balance		197	211		25
Intereset expense and similar charges for pensions		138	133		75
Post-employment benefit expense, defined benefit plans		57	49		42
Provisions expenses for pensions		2	29		(92)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	[2]	132	314		(433)
Transfers and other changes		(49)	(37)		36
Benefit payments for pensions		(410)	(474)		(616)
Employer contributions		(143)	(106)		(120)
Provison for pensions and other post employment obligations		€ 2,732	€ 3,006		€ 3,098

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(2) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.13).